Average Annual Total Returns - Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Corporate Bond Strategy Portfolio 1 Year	Federated Hermes Corporate Bond Strategy Portfolio 5 Years	Federated Hermes Corporate Bond Strategy Portfolio 10 Years	Federated Hermes Corporate Bond Strategy Portfolio Return After Taxes on Distributions 1 Year	Federated Hermes Corporate Bond Strategy Portfolio Return After Taxes on Distributions 5 Years	Federated Hermes Corporate Bond Strategy Portfolio Return After Taxes on Distributions 10 Years	Federated Hermes Corporate Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Federated Hermes Corporate Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Federated Hermes Corporate Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Credit Index1(Reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Credit Index1(Reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Credit Index1(Reflects no deduction for fees, expenses or taxes) 10 Years		Baa component of the Bloomberg Barclays U.S. Credit Index2(Reflects no deduction for fees, expenses or taxes) 1 Year		Baa component of the Bloomberg Barclays U.S. Credit Index2(Reflects no deduction for fees, expenses or taxes) 5 Years		Baa component of the Bloomberg Barclays U.S. Credit Index2(Reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.88%	8.25%	6.38%	10.22%	6.38%	4.42%	6.98%	5.54%	4.10%	9.35%	[1]	6.44%	[1]	5.40%	[1]	9.43%	[2]	7.48%	[2]	6.02%	[2]

[1]	The Bloomberg Barclays U.S. Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody’s Investors Service or “BBB” by Standard & Poor’s, if unrated by Moody’s.
[2]	The Baa component of the Bloomberg Barclays U.S. Credit Index is comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments.